KRAMER LEVIN NAFTALIS & FRANKEL LLP

                                                                                George P. Attisano
                                                                                Special Counsel
                                                                                Phone 212-715-9555
                                                                                Fax 212-715-8144
                                                                                GAttisano@KRAMERLEVIN.com

January 13, 2006

Securities and Exchange Commission
100 F Street N.E.
Washington, DC 20549

                 Re:    Guinness Atkinson Funds
           File Nos. 33-75340; 811-8360

Ladies and Gentlemen:

We are filing via EDGAR, on behalf of Guinness Atkinson Funds (“Registrant”), and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, post-effective amendment no. 40 to Registrant’s registration statement on Form N-1A (the “Amendment”). We are filing the Amendment primarily to register shares of two new series of Registrant, the Alternative Energy Fund and the Asia-Pacific Dividend Fund. Each Fund’s distribution arrangements are identical to those of Registrant’s existing series, which are disclosed in the prospectus and statement of additional information dated April 30, 2005, as supplemented on September 27, 2005.

The following summarizes the investment policies and risks of each new Fund.

Alternative Energy Fund. This Fund’s investment objective is long-term capital appreciation. The Fund intends to invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of (both U.S. and non-U.S.) companies involved in the alternative energy or energy technology sectors. Alternative energy includes, but is not limited to power generated through solar, wind, hydroelectric, tidal wave, geothermal, biomass or biofuels. The Fund will invest in common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund may invest in companies of all market capitalizations, as well as companies located or traded in emerging market countries.

The Alternative Energy Fund is subject to the risks inherent in investing in equity securities and foreign securities, including those of companies located or traded in emerging market countries. The Fund is sensitive to changes in energy prices and (including traditional sources of energy such as oil, gas, or electricity) or alternative energy prices. In addition, the Fund is non-diversified.

Asia-Pacific Dividend Fund. This Fund’s investment objective is to provide investors with income and long-term capital growth. The Fund intends to invest at least 80% of its net assets (plus any borrowings for investment purposes) in income producing equity securities of Asia-Pacific companies. The Fund will invest in common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund may invest in companies of all market capitalizations, as well as companies located or traded in emerging market countries.

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KRAMER LEVIN NAFTALIS & FRANKEL LLP
Securities and Exchange Commission
January 13, 2006

The Asia-Pacific Dividend Fund is subject to the risks inherent in investing in equity securities and foreign securities, including those of companies located or traded in emerging market countries. The Fund is subject to the risk that stocks of Asia-Pacific companies fall out of favor with investors. In addition, the Fund is non-diversified.

* * *

Although the Amendment would become automatically effective on March 29, 2006, pursuant to Rule 485(a)(2) under the Securities Act, Registrant has requested an effective date of March 31, 2006. We would appreciate receiving any comments you may have at your earliest convenience. If you have any questions concerning the Amendment, please call me at 212-715-9555.

        Very truly yours,

        /s/ George P. Attisano

        George P. Attisano
cc:   Timothy W.N. Guinness
      James J. Atkinson
       Susan J. Penry-Williams